Vessel, net - Schedule of Vessels (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 121,341	$ 130,501	$ 130,501
Depreciation for the period	(1,373)	(1,435)	(5,768)	$ (5,710)	$ (5,446)
Ending balance	119,968		121,341	130,501
Vessel Cost
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	138,060	147,789	147,789	115,295	143,505
Additions to vessel cost					233
Vessel impairment charge			(9,729)		(28,443)
Transfer from advances for vessel acquisition				32,494
Ending balance	138,060		138,060	147,789	115,295
Accumulated Depreciation
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	(16,719)	(17,288)	(17,288)	(11,578)	(18,045)
Depreciation for the period	(1,373)		(5,768)	(5,710)	(5,446)
Vessel impairment charge			6,337		11,913
Ending balance	(18,092)		(16,719)	(17,288)	(11,578)
Net Book Value
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance	121,341	$ 130,501	130,501	103,717	125,460
Additions to vessel cost					233
Depreciation for the period	(1,373)		(5,768)	(5,710)	(5,446)
Vessel impairment charge			(3,392)		(16,530)
Transfer from advances for vessel acquisition				32,494
Ending balance	$ 119,968		$ 121,341	$ 130,501	$ 103,717